NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Details) - Convertible Promissory Note (USD $)	3 Months Ended	9 Months Ended	12 Months Ended				76 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Jul. 05, 2013	Apr. 23, 2013	Dec. 31, 2012	Aug. 22, 2012	Mar. 31, 2013
Convertible Promissory Note [Abstract]
Cash received from convertible promissory notes			$ 10,000	$ 20,000	$ 50,000	$ 20,000
Fair value loss on inception date					203,868
Fair value of convertible promissory notes on inception date					253,868
Change in fair value loss (gain)	(299,609)	246,508			(53,101)		(450,376)
	$ 500,376	$ 500,376			$ 200,767		$ 500,376